Related Party Transactions and Balances	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Related Party Transaction

Note 6. Related Party Transaction

During the fourth quarter of 2018 and first quarter of 2019, certain shareholders and affiliates of shareholders provided funds in the aggregate principal amount of $241,067 to the Company in exchange for promissory notes bearing a simple interest at 12% per annum and varying maturity dates ranging from one to two years from the date of issuance. These notes were convertible to shares of common stock at $0.8 per share ($0.008 per share before the Reverse Stock Split).

In February 2020, the Company issued 710,000 (71,000,000 before the Reverse Stock Split) shares of common stock at the equivalent price of $0.1 per share ($0.001 per share before the Reverse Stock Split) to its former Chief Executive Officer and President, Tim Shannon, to settle $33,000 accrued compensation expenses at December 31, 2019 and $38,080 total compensation expenses and other expenses paid by Tim Shannon on behalf of the Company during 2020.

During the three months ended March 31, 2020, Tim Shannon forgave the $19,443 shareholder advance balance that the Company owed to him and the amount forgiven was recorded in additional paid-in capital.

During the three and nine months ended September 30, 2020, the Company received $14,747 and $33,009 capital contributions, respectively, from Tim Shannon for working capital uses.

During the three and nine months ended September 30, 2020, the Company received advances of $28,376 and $95,600, respectively, from its current major shareholder, Huihe Zheng, to support its operations. The total shareholder advance balance in the amount of $95,600 as of September 30, 2020 is a non-interest bearing loan and due on demand.

Note 10. Related Party Transaction

During the 4th quarter of 2018 and first quarter of 2019, certain shareholders and affiliates of shareholders provided funds in the aggregate principal amount of $241,067 to the Company in exchange for promissory notes bearing a simple interest at 12% per annum and varying maturity dates ranging from one to two years from the date of issuance. These notes are convertible to shares of common stock at $0.008 per share, subject to certain adjustments, during the term on the note at the option of the holders.

In September 2018, the Board approved the issuance of 1,000,000 shares of the Company’s preferred shares to our then President in exchange for services rendered.

In October 2018, our then Chief Executive Officer and President and two shareholders agreed to forgive their notes receivable and related accrued interest. The total of this extinguished debt was $53,703.

In October 2018, our then Chief Executive Officer and President agreed to forego accrued officer compensation in the amount of $20,000.

QDM Holdings Limited [Member]
Related Party Transaction

6. Related Party Transactions and Balances

Related Parties

Name of related parties	Relationship with the Company
Siu Ping Lo	Former director (resigned on December 31, 2019) and responsible officer
Huihe Zheng	Principal shareholder & director (appointed on December 31, 2019)
YeeTah Financial Group Co., Ltd	A company controlled by Siu Ping Lo
QDM International Inc.	A company controlled by Huihe Zheng

Related Party transactions

(i)	During the period ended September 30, 2020, the Company generated US$ nil (2019: US$71,538) other income from providing management services to YeeTah Financial Group Co., Ltd. (“YeeTah Financial”).

(ii)	During the period ended September 30, 2020, YeeTah Financial charged YeeTah US$64,746 (2019: US$108,185) commission expenses in relation to insurance referral services rendered by YeeTah Financial.

(iii)	During the period ended September 30, 2020, the Company transferred amount of US$10,009 (2019: US $nil) to QDM International Inc. for working capital uses.
(iv)	During the period ended September 30, 2020, Huihe Zheng paid US$115,000 on behalf of the Company for costs associated with an ongoing reverse acquisition intended by the Company.

Due from related party balance

The Company’s due from related party balance as of September 30 and March 31, 2020 is as follows:

	September 30, 2020	March 31, 2020
	US$	US$
Huihe Zheng	-	20,316
QDM International Inc.	10,009	-

The related party balances as of September 30, 2020 and March 31, 2020 are unsecured, interest-free and due on demand.

Due to related party balance

The Company’s due to related party balance as of September 30 and March 31, 2020 is as follows:

	September 30, 2020	March 31, 2020
	US$	US$
Huihe Zheng	144,043	-
YeeTah Financial	38,200	24,628
Total	182,243	24,628

The due to related party balance is unsecured, interest-free and due on demand.

Subscription receivable due from a shareholder

The Company’s subscription receivable due from a shareholder balances as of September 30, 2020 and March 31, 2020 and 2019 are as follows:

	September 30, 2020	March 31, 2020
	US$	US$
Huihe Zheng	48,718	48,718

The due from shareholder balances represent the share issuance proceeds to be paid up by the respective shareholder. These due from shareholder balances at of the balance sheet dates are unsecured, interest-free and due on demand.

11. Related Party Transactions and Balances

Related parties

Name of related parties	Relationship with the Group
Siu Ping Lo	Former director (resigned on December 31, 2019) and responsible officer
Huihe Zheng	Principal shareholder & director (appointed on December 31, 2019)
YeeTah Financial Group Co., Ltd.	A company controlled by Siu Ping Lo

Related party transactions

The Group had the following related party transactions:

(i)	During the years ended March 31, 2020 and 2019, the Group generated other income of US$107,308 and US$107,692, respectively, from providing office management services to YeeTah Financial Group Co., Ltd. (“YeeTah Financial”).

(ii)	During the years ended March 31, 2020 and 2019, the Group paid US$190,496 and US$402,041, respectively, to YeeTah Financial for customer referral services.

Due from related party balance

The Group’s due from related party balance as of March 31, 2020 and 2019 is as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Huihe Zheng	20,316	-

The due from related party balance as of March 31, 2020 is unsecured, interest-free and due on demand. This amount has been subsequently settled in May 2020.

Due to related party balance

The Group’s due to related party balances as of March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Siu Ping Lo	-	14,479
YeeTah Financial	24,628	57,425
Total	24,628	71,904

The due to related party balances as of March 31, 2020 and 2019 were unsecured, interest-free and due on demand.

Subscription receivable due from shareholder

The Group’s due from a shareholder balances as of March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Huihe Zheng	48,718	-
Teik Hoe Chng	-	53,205

The subscription receivable due from shareholder balances as of March 31, 2020 and 2019 represent the purchase price for shares issued to be paid up by the respective shareholders. These due from shareholder balances as of March 31, 2020 and 2019 are unsecured, interest-free and due on demand. The March 31, 2019 due from Teik Hoe Chng was subsequently assumed by Siu Ping Lo in August 2019 as a result of Mr. Chng’s transfer of the related common shares to Ms. Lo. In December 2019, the $53,205 balance was further assumed by Huihe Zheng as part of the share purchase arrangement between Huihe Zheng and Siu Ping Lo.